Leases - Schedule of Future Minimum Lease Payments Under Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments Under Non-Cancellable Leases [Abstract]
2026	$ 75
2027	70
2028	1
Total operating lease payments	146
Less: imputed interest	(11)
Present value of lease liabilities	$ 135	$ 169